SERVICING (Tables)	12 Months Ended
Dec. 31, 2013
SERVICING [Abstract]
Mortgage servicing rights capitalized and amortized	The following summarizes mortgage servicing rights capitalized and amortized:
(In thousands)	2013	2012
Mortgage servicing rights capitalized	$88	$2
Mortgage servicing rights amortized	$10	$7